united states
securities and exchange commission
washington, d.c. 20549

form n-csr

certified shareholder report of registered management
investment companies

Investment Company Act file number 811-21237

Unified Series Trust

(Exact name of registrant as specified in charter)

225 Pictoria Drive, Suite 450

Cincinnati, OH 45246

(Address of principal executive offices)

(Zip code)

Zachary P. Richmond

Ultimus Fund Solutions, LLC

225 Pictoria Drive. Suite 450

Cincinnati, OH 45246

(Name and address of agent for service)

Registrant's telephone number, including area code: 513-587-3400

Date of fiscal year end: 11/30

Date of reporting period: 05/31/21

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form dis17 plays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

(a)

Auer Growth Fund

Semi-Annual Report

May 31, 2021

Fund Adviser:

SBAuer Funds, LLC

8801 River Crossing Blvd, Suite 100

Indianapolis, IN 46240

Toll Free (888) 711-AUER (2837)

www.auergrowthfund.com

Investment Results (Unaudited)

Average Annual Total Returns*

as of May 31, 2021

	Six Months	One Year	Five Year	Ten Year
Auer Growth Fund	39.75%	68.96%	12.58%	4.12%
S&P 500® Index(a)	16.95%	40.32%	17.16%	14.38%

Total annual operating expenses, as disclosed in the Auer Growth Fund (the “Fund”) prospectus dated March 30, 2021, which included acquired fund fees and expenses of 0.01%, were 2.57% of average daily net assets. Additional information pertaining to the Fund’s expense ratios as of May 31, 2021 can be found in the financial highlights.

The performance quoted represents past performance, which does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Current performance of the Fund may be lower or higher than the performance quoted. The Fund’s investment objectives, risks, charges and expenses must be considered carefully before investing. Performance data current to the most recent month end may be obtained by calling (888) 711-2837.

*	Return figures reflect any change in price per share and assume the reinvestment of all distributions. Total returns for periods less than 1 year are not annualized.

(a)	The S&P 500® Index (the “Index”) is an unmanaged index generally representing the performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries. Individuals cannot invest directly in the Index; however, an individual may invest in exchange-traded funds or other investment vehicles that attempt to track the performance of a benchmark index.

You should consider the Fund’s investment objectives, risks, charges and expenses carefully before you invest. The Fund’s prospectus contains important information about the Fund’s investment objectives, potential risks, management fees, charges and expenses, and other information and should be read carefully before investing. You may obtain a current copy of the Fund’s prospectus or performance data current to the most recent month by calling (888) 711-2837.

The Fund is distributed by Ultimus Fund Distributors, LLC, Member FINRA/SIPC.

1

Fund Holdings (Unaudited)

Auer Growth Fund Holdings as of May 31, 2021*

*	As a percentage of net assets.

The investment objective of the Fund is long-term capital appreciation.

The Fund seeks to achieve its investment objective by investing primarily in a diversified portfolio of common stocks traded on major U.S. exchanges, markets, and bulletin boards that SBAuer Funds, LLC (the “Adviser”) believes present the most favorable potential for capital appreciation.

Availability of Portfolio Schedule – (Unaudited)

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (the “SEC”) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Form N-PORT reports are available on the SEC’s website at http://www.sec.gov.

2

Auer Growth Fund

Schedule of Investments

May 31, 2021 - (Unaudited)

	Shares	Fair Value
COMMON STOCKS — 98.29%

Consumer Discretionary — 24.91%
American Outdoor Brands Inc.(a)	8,200	$262,646
AMREP Corp.(a)	11,000	156,420
AutoNation, Inc.(a)	2,300	234,899
BorgWarner, Inc.	2,400	123,096
Brunswick Corp.	2,500	255,575
Builders FirstSource, Inc.(a)	5,000	222,700
Century Communities, Inc.(a)	7,400	602,212
D.R. Horton, Inc.	5,200	495,508
Dick’s Sporting Goods, Inc.	3,500	341,355
Educational Development Corp.	16,000	230,400
Escalade, Inc.	4,700	114,915
Forestar Group, Inc.(a)	4,700	108,147
LCI Industries	1,500	223,575
M.D.C. Holdings, Inc.	8,424	488,171
M/I Homes, Inc.(a)	4,000	282,080
MarineMax, Inc.(a)	2,000	102,860
Meritage Homes Corp.(a)	4,600	495,282
Nautilus, Inc.(a)	6,000	108,060
Smith & Wesson Brands, Inc.	11,000	233,860
Sturm Ruger & Co., Inc.	2,600	205,244
Superior Group of Cos.	8,200	209,346
TRI Pointe Group, Inc.(a)	19,500	470,340
Winnebago Industries, Inc.	3,700	273,652
		6,240,343

Consumer Staples — 2.00%
Natural Alternatives International, Inc.(a)	9,000	124,110
Nu Skin Enterprises, Inc., Class A	2,300	138,368
Ocean Bio-Chem, Inc.	17,500	238,875
		501,353

Energy — 5.01%
Canadian Natural Resources Ltd.	3,700	128,094
Diamondback Energy, Inc.	6,000	480,420
First Solar, Inc.(a)	1,600	121,776
VAALCO Energy, Inc.(a)	190,000	524,400
		1,254,690

Financials — 26.09%
AmeriServ Financial, Inc.	28,500	119,130
Bank of the James Financial Group	8,000	149,280
Chemung Financial Corp.	3,200	149,120
Citigroup, Inc.	6,500	511,615
Customers Bancorp, Inc.(a)	20,000	757,000
First Foundation, Inc.	5,500	138,050
First Internet Bancorp	14,000	474,880
FNCB Bancorp, Inc.	15,000	110,550
FS Bancorp, Inc.	4,300	306,074

See accompanying notes which are an integral part of these financial statements.

3

Auer Growth Fund

Schedule of Investments (continued)

May 31, 2021 - (Unaudited)

	Shares	Fair Value
COMMON STOCKS — 98.29%

Financials — 26.09% - (continued)
Goldman Sachs Group, Inc. (The)	700	$260,414
HarborOne Bancorp, Inc.	10,000	148,500
Hingham Institution for Savings	1,000	290,250
HMN Financial, Inc.(a)	6,000	124,080
Homestreet Inc.	5,800	261,116
Investors Title Co.	1,300	231,192
Jefferies Financial Group, Inc.	9,300	298,809
JPMorgan Chase & Co.	1,500	246,360
MainStreet Bancshares, Inc.(a)	5,700	122,037
Meridian Bank	9,500	257,165
Mid Penn Bancorp, Inc.	4,400	124,080
Mitsubishi UFJ Financial Group, Inc. - ADR	23,000	133,170
OFG Bancorp	12,000	289,200
Orrstown Financial Services, Inc.	5,500	138,820
Reliant Bancorp, Inc.	5,500	163,075
SB Financial Group, Inc.	6,700	132,660
SiriusPoint Ltd.(a)	10,300	108,356
Stewart Information Services Corp.	2,000	120,700
Voya Financial, Inc.	2,000	131,040
Waterstone Financial, Inc.	5,700	112,746
Western New England Bancorp, Inc.	15,000	127,650
		6,537,119

Health Care — 1.22%
Enzo Biochem, Inc.(a)	32,000	98,560
Meridian Bioscience, Inc.(a)	10,000	207,600
		306,160

Industrials — 8.66%
Atlas Air Worldwide Holdings, Inc.(a)	3,000	224,790
Atlas Corp.	10,000	138,800
Cross Country Healthcare, Inc.(a)	7,700	120,505
Matson, Inc.	3,100	200,415
Mueller Industries, Inc.	2,600	120,718
Schnitzer Steel Industries, Inc., Class A	12,000	653,760
Strattec Security Corp.(a)	3,700	185,740
USA Truck, Inc.(a)	34,000	523,600
		2,168,328

Materials — 21.58%
AdvanSix, Inc.(a)	16,000	506,560
Alcoa Corp.(a)	6,500	257,855
A-Mark Precious Metals, Inc.	6,500	346,580
Boise Cascade Co.	2,000	131,980
Celanese Corp.	1,500	248,175
Dow, Inc.	1,900	129,998
Encore Wire Corp.	3,000	246,600
Equinox Gold Corp.(a)	29,000	269,990

See accompanying notes which are an integral part of these financial statements.

4

Auer Growth Fund

Schedule of Investments (continued)

May 31, 2021 - (Unaudited)

	Shares	Fair Value
COMMON STOCKS — 98.29%

Materials — 21.58% - (continued)
Fortuna Silver Mines, Inc.(a)	78,000	$542,100
Gerdau S.A. - ADR	35,000	218,750
Harmony Gold Mining Co. Ltd. - ADR	28,000	144,480
Louisiana-Pacific Corp.	3,300	221,793
Methanex Corp.	6,100	216,855
Nucor Corp.	5,700	584,478
SSR Mining, Inc.	28,500	528,675
Steel Dynamics, Inc.	4,300	268,449
UFP Industries, Inc.	3,300	262,416
Vale SA - ADR	13,000	279,760
		5,405,494

Real Estate — 0.50%
PotlatchDeltic Corp.	2,100	126,420

Technology — 8.32%
Alpha & Omega SemiConductor Ltd.(a)	8,000	257,680
Arrow Electronics, Inc.(a)	1,000	120,330
BM Technologies, Inc.(a)	3,078	39,550
CLPS, Inc.(a)	57,000	238,260
Cohu, Inc.(a)	3,300	122,826
Himax Technologies, Inc. - ADR(a)	43,000	563,730
Micron Technology, Inc.(a)	5,000	420,700
NETGEAR, Inc.(a)	5,100	198,288
Sify Technologies Ltd. - ADR(a)	38,000	122,360
		2,083,724

Total Common Stocks (Cost $20,576,660)		24,623,631

MONEY MARKET FUNDS — 1.13%
Fidelity Investments Money Market Government Portfolio - Class I, 0.01%(b)	282,829	282,829

Total Money Market Funds (Cost $282,829)		282,829

Total Investments — 99.42% (Cost $20,859,489)		24,906,460

Other Assets in Excess of Liabilities — 0.58%		146,380

NET ASSETS — 100.00%		$25,052,840

(a)	Non-income producing security.

(b)	Rate disclosed is the seven day effective yield as of May 31, 2021.

ADR - American Depositary Receipt.

See accompanying notes which are an integral part of these financial statements.

5

Auer Growth Fund

Statement of Assets and Liabilities

May 31, 2021 - (Unaudited)

Assets
Investments in securities at fair value (cost $20,859,489)	$24,906,460
Receivable for investments sold	190,846
Dividends receivable	14,710
Prepaid expenses	8,042
Total Assets	25,120,058

Liabilities
Payable to Adviser	31,131
Payable to Affiliates	15,225
Other accrued expenses	20,862
Total Liabilities	67,218
Net Assets	$25,052,840

Net Assets consist of:
Paid-in capital	$27,499,825
Accumulated deficit	(2,446,985)
Net Assets	$25,052,840

Shares outstanding (unlimited number of shares authorized, no par value)	2,213,909
Net asset value, offering and redemption price per share(a)	$11.32

(a)	The Fund charges a 1.00% redemption fee on shares redeemed within 7 days of purchase.

See accompanying notes which are an integral part of these financial statements.

6

Auer Growth Fund

Statement of Operations

For the six months ended May 31, 2021 - (Unaudited)

Investment Income
Dividend income (net of foreign taxes withheld of $5,971)	$181,092
Total investment income	181,092

Expenses
Adviser	164,297
Fund accounting	16,020
Administration	14,959
Legal	10,486
Audit and tax preparation	9,524
Transfer agent	8,975
Trustee	7,134
Compliance services	5,983
Report printing	4,287
Registration	4,268
Custodian	2,121
Insurance	937
Pricing	822
Miscellaneous	12,488
Total expenses	262,301
Net investment loss	(81,209)

Net Realized and Change in Unrealized Gain (Loss) on Investments
Net realized gain on investment securities transactions	4,462,086
Net change in unrealized appreciation of investment securities	2,755,922
Net realized and change in unrealized gain on investments	7,218,008
Net increase in net assets resulting from operations	$7,136,799

See accompanying notes which are an integral part of these financial statements.

7

Auer Growth Fund

Statements of Changes in Net Assets

		For the
	For the Six	Year Ended
	Months Ended	November 30,
	May 31, 2021	2020
	(Unaudited)
Increase (Decrease) in Net Assets due to:
Operations
Net investment loss	$(81,209)	$(17,039)
Net realized gain (loss) on investment securities and foreign currency translations	4,462,086	(1,685,013)
Net change in unrealized appreciation of investment securities	2,755,922	304,092
Net increase (decrease) in net assets resulting from operations	7,136,799	(1,397,960)

Capital Transactions
Proceeds from shares sold	157,136	4,513,055
Amount paid for shares redeemed	(675,317)	(8,643,923)
Net decrease in net assets resulting from capital transactions	(518,181)	(4,130,868)
Total Increase (Decrease) in Net Assets	6,618,618	(5,528,828)

Net Assets
Beginning of period	18,434,222	23,963,050
End of period	$25,052,840	$18,434,222

Share Transactions
Shares sold	14,337	549,947
Shares redeemed	(74,896)	(1,226,743)
Net decrease in shares outstanding	(60,559)	(676,796)

See accompanying notes which are an integral part of these financial statements.

8

Auer Growth Fund

Financial Highlights

(For a share outstanding during each period)

	For the Six		For the Years Ended November 30,
	Months
	Ended
	May31, 2021
	(Unaudited)		2020		2019	2018	2017	2016
Selected Per Share Data:
Net asset value, beginning of period	$8.10		$8.12		$7.85	$8.89	$6.84	$6.93

Income from investment operations:
Net investment loss	(0.04)		(0.02)		(0.06)	(0.07)	— (a)	(0.11)
Net realized and unrealized gain (loss)	3.26		—	(a)(b)	0.33	(0.97)	2.05	0.02 (b)
Total from investment operations	3.22		(0.02)		0.27	(1.04)	2.05	(0.09)

Paid in capital from redemption fees	—		—		—	— (a)	— (a)	— (a)
Net asset value, end of period	$11.32		$8.10		$8.12	$7.85	$8.89	$6.84
Total Return(c)	39.75	% (d)	(0.25)%		3.44%	(11.70)%	29.97%	(1.30)%

Ratios and Supplemental Data:
Net assets, end of period (000 omitted)	$25,053		$18,434		$23,963	$25,807	$31,023	$25,171
Ratio of expenses to average net assets	2.39	% (e)	2.56%		2.31%	2.15%	2.29%	2.44%
Ratio of net investment income (loss) to average net assets	(0.74	)% (e)	(0.09)%		(0.64)%	(0.74)%	0.09%	(1.07)%
Portfolio turnover rate	96	% (d)	169%		210%	172%	191%	175%

(a)	Rounds to less than $0.005 per share.

(b)	Realized and unrealized gains and losses in the caption are balancing amounts necessary to reconcile the change in net in net asset value for the period and may not reconcile with the Statement of Operations due to share transactions for the period.

(c)	Total return represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of distributions.

(d)	Not annualized.

(e)	Annualized.

See accompanying notes which are an integral part of these financial statements.

9

Auer Growth Fund
Notes to the Financial Statements
May 31, 2021 - (Unaudited)

NOTE 1. ORGANIZATION

The Auer Growth Fund (the “Fund”) is registered under the Investment Company Act of 1940, as amended (“1940 Act”), as a diversified series of Unified Series Trust (the “Trust”) on September 10, 2007. The Trust is an open-end investment company established under the laws of Ohio by an Agreement and Declaration of Trust dated October 17, 2002 (the “Trust Agreement”). The Trust Agreement permits the Board of Trustees of the Trust (the “Board”) to issue an unlimited number of shares of beneficial interest of separate series. The investment objective of the Fund is to provide long-term capital appreciation. The Fund is one of a series of funds currently authorized by the Board. The Fund’s investment adviser is SBAuer Funds, LLC (the “Adviser”).

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

The Fund is an investment company and follows accounting and reporting guidance under Financial Accounting Standards Board Accounting Standards Codification (“ASC”) Topic 946, “Financial Services-Investment Companies.” The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”).

Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Federal Income Taxes – The Fund makes no provision for federal income or excise tax. The Fund has qualified and intends to qualify each year as a regulated investment company (“RIC”) under subchapter M of the Internal Revenue Code of 1986, as amended, by complying with the requirements applicable to RICs and by distributing substantially all of its taxable income. The Fund also intends to distribute sufficient net investment income and net realized capital gains, if any, so that it will not be subject to excise tax on undistributed income and gains. If the required amount of net investment income or gains is not distributed, the Fund could incur a tax expense.

As of and during the six months ended May 31, 2021, the Fund did not have any liabilities for any unrecognized tax benefits. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations when incurred. During the period, the Fund did not incur any interest or penalties. Management of the Fund has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the previous three tax year ends and

10

Auer Growth Fund
Notes to the Financial Statements (continued)
May 31, 2021 - (Unaudited)

the interim tax period since then, as applicable) and has concluded that no provision for unrecognized tax benefits or expenses is required in these financial statements and does not expect this to change over the next twelve months.

Expenses – Expenses incurred by the Trust that do not relate to a specific fund of the Trust are allocated to the individual funds based on each fund’s relative net assets or another appropriate basis (as determined by the Board).

Security Transactions and Related Income – The Fund follows industry practice and records security transactions on the trade date for financial reporting purposes. The specific identification method is used for determining gains or losses for financial statements and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Distributions received from investments in real estate investment trusts (“REITs”) that represent a return of capital or capital gain are recorded as a reduction of the cost of investment or as a realized gain, respectively. The calendar year-end amounts of ordinary income, capital gains, and return of capital included in distributions received from the Fund’s investments in REITs are reported to the Fund after the end of the calendar year; accordingly, the Fund estimates these amounts for accounting purposes until the characterization of REIT distributions is reported. Estimates are based on the most recent REIT distributions information available. Withholding taxes on foreign dividends and related reclaims have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

Foreign Currency Translation – The accounting records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the current rate of exchange each business day to determine the value of investments, and other assets and liabilities. Purchases and sales of foreign securities, and income and expenses, are translated at the prevailing rate of exchange on the respective date of these transactions. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuation arising from changes in market prices of securities held. These fluctuations are included with the realized and unrealized gain or loss from investments. Net realized gain (loss) on foreign currency translations on the Statement of Operations represents currency gains (losses) realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent amounts actually received or paid. The change in unrealized currency gains (losses) on foreign currency translations for the period is reflected in the Statement of Operations.

Dividends and Distributions – The Fund intends to distribute its net investment income and net realized long-term and short-term capital gains, if any, at least annually. Dividends

11

Auer Growth Fund
Notes to the Financial Statements (continued)
May 31, 2021 - (Unaudited)

and distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. The treatment for financial reporting purposes of distributions made to shareholders during the period from net investment income or net realized capital gains may differ from their ultimate treatment for federal income tax purposes. These differences are caused primarily by differences in the timing of the recognition of certain components of income, expense or realized capital gain for federal income tax purposes. Where such differences are permanent in nature, they are reclassified among the components of net assets based on their ultimate characterization for federal income tax purposes. Any such reclassifications will have no effect on net assets, results of operations or net asset value (“NAV”) per share of the Fund.

Redemption Fees – The Fund charges a 1.00% redemption fee for shares redeemed within 7 days of purchase. These fees are deducted from the redemption proceeds otherwise payable to the shareholder. The Fund will retain the fee charged as an increase in paid-in capital and such fees become part of the Fund’s daily NAV calculation.

NOTE 3. SECURITIES VALUATION AND FAIR VALUE MEASUREMENTS

The Fund values its portfolio securities at fair value as of the close of regular trading on the NYSE (normally 4:00 p.m. Eastern time) on each business day the NYSE is open for business. Fair value is defined as the price that the Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. GAAP establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes.

Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk (the risk inherent in a particular valuation technique used to measure fair value including a pricing model and/or the risk inherent in the inputs to the valuation technique). Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained and available from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

●	Level 1 – unadjusted quoted prices in active markets for identical investments and/or registered investment companies where the value per share is determined and published

12

Auer Growth Fund
Notes to the Financial Statements (continued)
May 31, 2021 - (Unaudited)

and is the basis for current transactions for identical assets or liabilities at the valuation date

●	Level 2 – other significant observable inputs (including, but not limited to, quoted prices for an identical security in an inactive market, quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

●	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments based on the best information available)

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy which is reported is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Equity securities that are traded on any stock exchange are generally valued at the last quoted sale price on the security’s primary exchange. Lacking a last sale price, an exchange-traded security is generally valued at its last bid price. Securities traded in the NASDAQ over-the-counter market are generally valued at the NASDAQ Official Closing Price. When using the market quotations and when the market is considered active, the security is classified as a Level 1 security. In the event that market quotations are not readily available or are considered unreliable due to market or other events, the Fund values its securities and other assets at fair value in accordance with policies established by and under the general supervision of the Board. Under these policies, the securities will be classified as Level 2 or 3 within the fair value hierarchy, depending on the inputs used.

Investments in mutual funds, including money market mutual funds, are generally priced at the ending NAV provided by the service agent of the mutual funds. These securities are categorized as Level 1 securities.

In accordance with the Trust’s valuation policies, the Adviser is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. No single method exists for determining fair value, because fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of a security being valued by the Adviser would be the amount that the Fund might reasonably expect to receive upon the current sale. Methods that are in accordance with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market prices of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods. Fair-value pricing is permitted if, in the Adviser’s opinion, the validity of market quotations appears to be questionable based

13

Auer Growth Fund
Notes to the Financial Statements (continued)
May 31, 2021 - (Unaudited)

on factors such as evidence of a thin market in the security based on a small number of quotations, a significant event occurs after the close of a market but before the Fund’s NAV calculation that may affect a security’s value, or the Adviser is aware of any other data that calls into question the reliability of market quotations.

The following is a summary of the inputs used to value the Fund’s investments as of May 31, 2021:

	Valuation Inputs
Investments	Level 1	Level 2	Level 3	Total
Common Stocks(a)	$24,623,631	$—	$—	$24,623,631
Money Market Funds	282,829	—	—	282,829
Total	$24,906,460	$—	$—	$24,906,460

(a)	Refer to Schedule of Investments for sector classifications.

The Fund did not hold any investments at the end of the reporting period for which significant unobservable inputs (Level 3) were used in determining fair value; therefore, no reconciliation of Level 3 securities is included for this reporting period.

NOTE 4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES AND OTHER SERVICE PROVIDERS

The Adviser, under the terms of the management agreement (the “Agreement”), manages the Fund’s investments. As compensation for its management services, the Fund is obligated to pay the Adviser a fee computed and accrued daily and paid monthly at an annual rate of 1.50% of the Fund’s average daily net assets. For the six months ended May 31, 2021, the Adviser earned a fee of $164,297 from the Fund. At May 31, 2021, the Fund owed the Adviser $31,131 for advisory services.

Ultimus Fund Solutions, LLC (“Ultimus”) provides administration, fund accounting and transfer agent services to the Fund. The Fund pays Ultimus fees in accordance with the agreements for such services.

Northern Lights Compliance Services, LLC (“NLCS”), an affiliate of Ultimus, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives fees from the Fund, which are approved annually by the Board. Prior to April 1, 2021, Ultimus provided certain compliance services and Buttonwood Compliance Partners provided the Chief Compliance Officer to the Trust.

Under the terms of a Distribution Agreement with the Trust, Ultimus Fund Distributors, LLC (the “Distributor”) serves as principal underwriter to the Fund. The Distributor is a

14

Auer Growth Fund
Notes to the Financial Statements (continued)
May 31, 2021 - (Unaudited)

wholly-owned subsidiary of Ultimus. The Distributor is compensated by the Adviser (not the Fund) for acting as principal underwriter.

Officers (except for the Chief Compliance Officer) and a Trustee of the Trust are also employees of Ultimus and such persons are not paid by the Fund for serving in such capacities.

The Board supervises the business activities of the Trust. Each Trustee serves as a trustee until termination of the Trust unless the Trustee dies, resigns, retires, or is removed. The Chairman of the Board and more than 75% of the Trustees are “Independent Trustees,” which means that they are not “interested persons” as defined in the 1940 Act. Each Independent Trustee of the Trust receives annual compensation of $2,510 per fund from the Trust, except that the Chairman of the Audit Committee, the Chairman of the Governance & Nominating Committee, and the Chairman of the Pricing & Liquidity Committee each receives annual compensation of $2,960 per fund from the Trust, and the Independent Chairman of the Board receives $3,160 per fund from the Trust. Independent Trustees also receive $1,000 for attending each special in-person meeting and $250 for special telephonic meetings. Prior to January 1, 2021, these fees were $2,290 for non-chairmen and $2,740 for all chairmen. In addition, the Trust reimburses Independent Trustees for out-of-pocket expenses incurred in conjunction with attendance at meetings.

The Trust, with respect to the Fund, has adopted a distribution plan pursuant to Rule 12b-1 under the 1940 Act (the “Plan”). Under the Plan, the Fund will pay the Distributor, the Adviser and/or any registered securities dealer, financial institution or any other person (the “Recipient”) a fee of 0.25% of the average daily net assets of the Fund in connection with the promotion and distribution of the Fund’s shares or the provision of personal services to shareholders, including, but not necessarily limited to, advertising, compensation to underwriters, dealers and selling personnel, the printing and mailing of prospectuses to other than current Fund shareholders, the printing and mailing of sales literature and servicing shareholder accounts (“12b-1 Expenses”). The Fund or Adviser may pay all or a portion of these fees to any Recipient who renders assistance in distributing or promoting the sale of shares, or who provides certain shareholder services, pursuant to a written agreement. The Plan is a compensation plan, which means that compensation is provided regardless of 12b-1 expenses actually incurred. The Fund has not implemented its 12b-1 Plan, although the Fund may do so at any time upon 60 days notice to shareholders.

NOTE 5. PURCHASES AND SALES OF SECURITIES

For the six months ended May 31, 2021, purchases and sales of investment securities, other than short-term investments, were $20,096,951 and $20,391,863, respectively.

15

Auer Growth Fund
Notes to the Financial Statements (continued)
May 31, 2021 - (Unaudited)

There were no purchases or sales of long-term U.S. government obligations during the six months ended May 31, 2021.

NOTE 6. BENEFICIAL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under Section 2(a) (9) of the 1940 Act. At May 31, 2021, Bryan L. Auer, Bryan P. Auer and Robert C. Auer owned 83.90% of the Fund. As a result, Bryan and Janet Auer each may be deemed to control the Fund. Bryan Auer is an affiliate of the Fund.

NOTE 7. FEDERAL TAX INFORMATION

At May 31, 2021, the net unrealized appreciation (depreciation) and tax cost of investments for tax purposes was as follows:

Gross unrealized appreciation	$4,199,942
Gross unrealized depreciation	(242,971)
Net unrealized appreciation/(depreciation) on investments	$3,956,971
Tax cost of investments	$20,949,489

At November 30, 2020, the components of accumulated earnings (deficit) on a tax basis were as follows:

Accumulated capital and other losses	$(10,964,833)
Unrealized appreciation on investments	1,381,049
Total accumulated deficit	$(9,583,784)

As of November 30, 2020, the Fund had short-term and long-term capital loss carryforwards of $3,387,366 and $7,484,711, respectively. These capital loss carryforwards, which do not expire, may be utilized in future years to offset net realized capital gains, if any, prior to distributing such gains to shareholders. During the fiscal year ended November 30, 2020, the Fund did not utilize any capital loss carryforwards.

Capital losses and specified gains realized after October 31, and net investment losses realized after December 31 of a Fund’s fiscal year may be deferred and treated as occurring on the first business day of the flowing fiscal year for tax purposes. For the year ended November 30, 2020, the Fund deferred $92,756 of late year ordinary losses.

NOTE 8. SECTOR RISK

If the Fund has significant investments in the securities of issuers within a particular sector, any development affecting that sector will have a greater impact on the value of the net assets of the Fund than would be the case if the Fund did not have significant investments

16

Auer Growth Fund
Notes to the Financial Statements (continued)
May 31, 2021 - (Unaudited)

in that sector. In addition, this may increase the risk of loss in the Fund and increase the volatility of the Fund’s NAV per share. For instance, economic or market factors, regulatory changes or other developments may negatively impact all companies in a particular sector, and therefore the value of the Fund’s portfolio will be adversely affected. As of May 31, 2021, the Fund had 26.09% of the value of its net assets invested in stocks within the Financials sector.

NOTE 9. COMMITMENTS AND CONTINGENCIES

The Trust indemnifies its officers and Trustees for certain liabilities that may arise from their performance of their duties to the Trust or the Fund. Additionally, in the normal course of business, the Trust enters into contracts that contain a variety of representations and warranties which provide general indemnifications. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred.

NOTE 10. SUBSEQUENT EVENTS

Management of the Fund has evaluated the need for disclosures and/or adjustments resulting from subsequent events through the date at which these financial statements were issued. Based upon this evaluation, management has determined there were no items requiring adjustment of the financial statements or additional disclosure.

17

Summary of Fund Expenses (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction and (2) ongoing costs, including management fees and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from December 1, 2020 through May 31, 2021.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line of the table below is useful in comparing ongoing costs only and will not help you determine the relative costs of owning different funds. In addition, if transaction costs were included, your costs would have been higher.

	Beginning	Ending
	Account	Account	Expenses
	Value	Value	Paid	Annualized
	December 1,	May 31,	During	Expense
	2020	2021	Period(a)	Ratio
Actual	$1,000.00	$1,397.50	$14.28	2.39%
Hypothetical(b)	$1,000.00	$1,013.02	$11.99	2.39%

(a)	Expenses are equal to the Fund’s annualized expense ratios, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

(b)	Hypothetical assumes 5% annual return before expenses.

18

Rev. January 2020

FACTS	WHAT DOES AUER GROWTH FUND (THE “FUND”) DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depend on the product or service you have with us. This information can include:

■    Social Security number

■    account balances and account transactions

■    transaction or loss history and purchase history

■    checking account information and wire transfer instructions

When you are no longer our customer, we continue to share your information as described in this notice.

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons the Funds choose to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does the Fund share?
For our everyday business purposes— such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes
For our marketing purposes— to offer our products and services to you	No
For joint marketing with other financial companies	No
For our affiliates’ everyday business purposes— information about your transactions and experiences	No
For our affiliates’ everyday business purposes— information about your creditworthiness	No
For nonaffiliates to market to you	No

Questions?	Call (888) 711-2837

19

Who we are
Who is providing this notice?	Auer Growth Fund Ultimus Fund Distributors, LLC (Distributor) Ultimus Fund Solutions, LLC (Administrator)
What we do
How does the Fund protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings. Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.
How does the Fund collect my personal information?

We collect your personal information, for example, when you

■    open an account or deposit money

■    buy securities from us or sell securities to us

■    make deposits or withdrawals from your account

■    give us your account information

■    make a wire transfer

■    tell us who receives the money

■    tell us where to send the money

■    show your government-issued ID

■    show your driver’s license

Why can’t I limit all sharing?

Federal law gives you the right to limit only

■    sharing for affiliates’ everyday business purposes —information about your creditworthiness

■    affiliates from using your information to market to you

■    sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. ■ SBAuer Funds, LLC., the investment adviser to the Fund, could be deemed to be an affiliate.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ■ The Fund does not share your personal information with nonaffiliates so they can market to you
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ■ The Fund does not jointly market.

20

PROXY VOTING

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities and information regarding how the Fund voted those proxies during the most recent twelve month period ended June 30, are available (1) without charge upon request by calling the Fund at (888) 711-2837 and (2) in Fund documents filed with the Securities and Exchange Commission (“SEC”) on the SEC’s website at www.sec.gov.

TRUSTEES

Kenneth G.Y. Grant, Chairman

David R. Carson

Daniel J. Condon

Gary E. Hippenstiel

Stephen A. Little

Ronald C. Tritschler

OFFICERS

David R. Carson, President

Martin R. Dean,

  Vice President/Chief Compliance Officer

Zachary P. Richmond,

  Treasurer and Chief Financial Officer

Lynn E. Wood, Assistant Chief

  Compliance Officer

INVESTMENT ADVISER

SBAuer Funds, LLC

8801 River Crossing Blvd, Suite 100

Indianapolis, IN 46240

DISTRIBUTOR

Ultimus Fund Distributors, LLC

225 Pictoria Drive, Suite 450

Cincinnati, OH 45246

INDEPENDENT REGISTERED

PUBLIC

ACCOUNTING FIRM

Cohen & Company, Ltd.

151 N Franklin Street, Suite 575

Chicago, IL 60606

LEGAL COUNSEL

Thompson Hine LLP

312 Walnut Street, 20th Floor

Cincinnati, OH 45202

CUSTODIAN

Huntington National Bank

41 South High Street

Columbus, OH 43215

ADMINISTRATOR, TRANSFER

AGENT AND FUND

ACCOUNTANT

Ultimus Fund Solutions, LLC

225 Pictoria Drive, Suite 450

Cincinnati, OH 45246

This report is intended only for the information of shareholders or those who have received the Fund’s prospectus which contains information about the Fund’s management fee and expenses. Please read the prospectus carefully before investing.

Distributed by Ultimus Fund Distributors, LLC

Member FINRA/SIPC

AUER-SAR-21

Symons Value Institutional Fund

Semi-Annual Report

May 31, 2021

Fund Adviser:

Symons Capital Management, Inc.

650 Washington Road, Suite 800

Pittsburgh, PA 15228

Toll Free (877) 679-6667

www.symonsfunds.com

Investment Results (Unaudited)

Average Annual Total Returns(a)

as of May 31, 2021

	Six Months	One Year	Five Year	Ten Year
Symons Value Institutional Fund	13.35%	27.65%	6.74%	7.25%
S&P 500® Index(b)	16.95%	40.32%	17.16%	14.38%
S&P 500® Value Index(b)	21.80%	39.84%	13.00%	11.75%

Total annual operating expenses, as disclosed in the Symons Value Institutional Fund (the “Fund”) prospectus dated March 30, 2021, which included acquired fund fees and expenses of 0.03%, were 2.55% of average daily assets (1.00% after fee waivers by the Adviser). The Adviser contractually has agreed to waive its management fee and/or reimburse expenses so that total annual Fund operating expenses, excluding portfolio transaction and other investment related costs (including brokerage fees and commissions); taxes; borrowing costs (such as interest and dividend expenses on securities sold short); acquired fund fees and expenses; fees and expenses associated with investments in other collective investment vehicles or derivative instruments (including for example option and swap fees and expenses); expenses incurred in connection with any merger or reorganization; extraordinary expenses (such as litigation expenses, indemnification of Trust officers and Trustees and contractual indemnification of Fund service providers); and other expenses that the Trustees agree have not been incurred in the ordinary course of the Fund’s business, do not exceed 0.97% of the Fund’s average daily net assets through March 31, 2030. This expense cap may not be terminated prior to this date except by the Board of Trustees. Each waiver/expense payment by the Adviser is subject to recoupment by the Adviser from the Fund in the three years following the date the particular waiver/expense payment occurred, but only if such recoupment can be achieved without exceeding the annual expense limitation in effect at the time of the waiver/expense payment and any expense limitation in effect at the time of the recoupment. Additional information pertaining to the Fund’s expense ratios as of May 31, 2021 can be found in the financial highlights.

The performance quoted represents past performance, which does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Current performance of the Fund may be lower or higher than the performance quoted. The Fund’s investment objectives, risks, charges and expenses must be considered carefully before investing. Performance data current to the most recent month end may be obtained by calling (877) 679-6667.

(a)	Return figures reflect any change in price per share and assume the reinvestment of all distributions. Total returns for periods less than 1 year are not annualized. The Fund’s returns reflect any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would have been lower. The performance shown reflects the performance of the original share class of the Fund which commenced operations in December 2006. The original share class of the Fund converted into the current share class of the Fund on March 27, 2019, which is the date the current share class commenced operations. The performance of the original share class will continue to be reflected in the current performance of the Fund.

(b)	The S&P 500® Index (the “Index”) is an unmanaged index generally representing the performance of the broad domestic economy through changes in the aggregate market value of 500 stocks

Investment Results (Unaudited) (continued)

representing all major industries. The S&P 500® Value Index measures the performance of the large-capitalization value sector in the U.S. equity market and is a subset of the S&P 500® Index. It consists of those stocks in the S&P 500® Index exhibiting the strongest value characteristics. Individuals cannot invest directly in an index; however, an individual may invest in exchange-traded funds or other investment.

You should consider the Fund’s investment objectives, risks, charges and expenses carefully before you invest. The Fund’s prospectus contains important information about the Fund’s investment objectives, potential risks, management fees, charges and expenses, and other information and should be read carefully before investing. You may obtain a current copy of the Fund’s prospectus or performance data current to the most recent month by calling (877) 679-6667.

The Fund is distributed by Ultimus Fund Distributors, LLC, Member FINRA/SIPC.

Fund Holdings (Unaudited)

Symons Value Institutional Fund Holdings as of May 31, 2021*

*	As a percentage of net assets.

The investment objective of the Fund is long-term capital appreciation.

Availability of Portfolio Schedule – (Unaudited)

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (the “SEC”) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Form N-PORT reports are available on the SEC’s website at http:// www.sec.gov.

Symons Value Institutional Fund

Schedule of Investments

May 31, 2021 - (Unaudited)

	Shares	Fair Value
COMMON STOCKS — 91.72%

Aerospace & Defense — 3.87%
Lockheed Martin Corp.	1,296	$495,332

Beverages — 2.65%
Coca-Cola Co. (The)	6,144	339,702

Biotech & Pharma — 9.75%
Biogen, Inc.(a)	1,323	353,876
Bristol-Myers Squibb Co.	6,172	405,624
Gilead Sciences, Inc.	7,407	489,677
		1,249,177
Chemicals — 3.59%
PPG Industries, Inc.	2,560	460,083

Commercial Support Services — 2.10%
Waste Management, Inc.	1,911	268,839

Electric Utilities — 21.80%
AES Corp.	14,911	378,889
Algonquin Power & Utilities Corp. (Canada)	15,814	241,638
Dominion Energy, Inc.	6,660	507,092
Duke Energy Corp.	5,433	544,495
Exelon Corp.	5,454	246,084
NextEra Energy, Inc.	4,969	363,830
PPL Corp.	17,542	510,648
		2,792,676
Food — 8.75%
Campbell Soup Co.	9,497	462,218
Hershey Co. (The)	1,351	233,791
Tyson Foods, Inc., Class A	5,343	424,769
		1,120,778
Household Products — 2.02%
Kimberly-Clark Corp.	1,983	259,039

Insurance — 2.33%
Berkshire Hathaway, Inc., Class B(a)	1,031	298,413

Internet Media & Services — 2.26%
Facebook, Inc., Class A(a)	880	289,283

Medical Equipment & Devices — 1.85%
Becton, Dickinson and Co.	980	237,052

Metals & Mining — 10.10%
Agnico Eagle Mines Ltd. (Canada)	11,180	802,165
B2Gold Corp. (Canada)	53,407	272,376
Pan American Silver Corp. (Canada)	6,514	219,131
		1,293,672
Real Estate Investment Trust (REIT) — 2.71%
GEO Group, Inc. (The)	12,784	66,349

See accompanying notes which are an integral part of these financial statements.

Symons Value Institutional Fund

Schedule of Investments (continued)

May 31, 2021 - (Unaudited)

	Shares	Fair Value
COMMON STOCKS — 91.72% - (continued)

Real Estate Investment Trust (REIT) — 2.71% - (continued)
Prologis, Inc.	2,379	$280,341
		346,690
Retail - Consumer Staples — 2.22%
Costco Wholesale Corp.	751	284,081

Software — 3.96%
Snowflake, Inc. - Class A(a)	1,113	264,928
SolarWinds Corp.(a)	14,657	242,573
		507,501
Technology Hardware — 7.38%
Apple, Inc.	3,185	396,883
Telefonaktiebolaget LM Ericsson - ADR (Sweden)	40,852	548,642
		945,525
Telecommunications — 2.21%
AT&T, Inc.	9,617	283,028

Transportation & Logistics — 2.17%
United Parcel Service, Inc., Class B	1,297	278,336

Total Common Stocks (Cost $9,678,993)
		11,749,207
MONEY MARKET FUNDS - 8.25%

Morgan Stanley Institutional Liquidity Fund, Institutional Class, 0.01%(b)	1,057,228	1,057,228

Total Money Market Funds (Cost $1,057,228)		1,057,228

Total Investments — 99.97% (Cost $10,736,221)		12,806,435

Other Assets in Excess of Liabilities — 0.03%		3,454

NET ASSETS — 100.00%		$12,809,889

(a)	Non-income producing security.

(b)	Rate disclosed is the seven day effective yield as of May 31, 2021.

ADR - American Depositary Receipt.

See accompanying notes which are an integral part of these financial statements.

Symons Value Institutional Fund

Statement of Assets and Liabilities

May 31, 2021 - (Unaudited)

Assets
Investments in securities at fair value (cost $10,736,221)	$12,806,435
Receivable for fund shares sold	276
Dividends receivable	20,595
Receivable from Adviser	7,145
Prepaid expenses	14,353
Total Assets	12,848,804

Liabilities
Payable to affiliates	13,602
Payable for administrative services plan fees	5,543
Other accrued expenses	19,770
Total Liabilities	38,915
Net Assets	$12,809,889

Net Assets consist of:
Paid-in capital	10,746,266
Accumulated earnings	2,063,623
Net Assets	$12,809,889

Shares outstanding (unlimited number of shares authorized, no par value)	1,330,950
Net asset value, offering and redemption price per share	$9.62

See accompanying notes which are an integral part of these financial statements.

Symons Value Institutional Fund

Statement of Operations

For the six months ended May 31, 2021 - (Unaudited)

Investment Income
Dividend income (net of foreign taxes withheld of $2,582)	$143,116
Total investment income	143,116

Expenses
Adviser	54,639
Administration	14,959
Fund accounting	12,572
Legal	10,487
Registration	10,212
Audit and tax preparation	9,025
Transfer agent	7,480
Trustee	7,127
Administrative services plan	6,071
Compliance services	5,984
Report printing	4,473
Custodian	1,622
Insurance	867
Offering	750
Pricing	290
Miscellaneous	12,340
Total expenses	158,898
Fees waived by Adviser	(99,945)
Net operating expenses	58,953
Net investment income	84,163

Net Realized and Change in Unrealized Gain (Loss) on Investments
Net realized gain on investment securities transactions	279,825
Net change in unrealized appreciation of investment securities	1,167,457
Net realized and change in unrealized gain on investments	1,447,282
Net increase in net assets resulting from operations	$1,531,445

See accompanying notes which are an integral part of these financial statements.

Symons Value Institutional Fund

Statements of Changes in Net Assets

		For the
	For the Six	Year Ended
	Months Ended	November 30,
	May 31, 2021	2020
	(Unaudited)
Increase (Decrease) in Net Assets due to:
Operations
Net investment income	$84,163	$314,228
Net realized gain (loss) on investment securities	279,825	(156,203)
Net change in unrealized appreciation (depreciation) of investment Securities	1,167,457	(338,287)
Net increase (decrease) in net assets resulting from operations	1,531,445	(180,262)

Distributions to Shareholders from Earnings	(102,219)	(1,554,919)

Capital Transactions
Proceeds from shares sold	381,297	1,113,037
Reinvestment of distributions	83,279	1,292,118
Amount paid for shares redeemed	(798,428)	(4,091,695)
Net decrease in net assets resulting from capital transactions	(333,852)	(1,686,540)
Total Increase (Decrease) in Net Assets	1,095,374	(3,421,721)

Net Assets
Beginning of period	11,714,515	15,136,236
End of period	$12,809,889	$11,714,515

Share Transactions
Shares sold	42,608	135,328
Shares issued in reinvestment of distributions	9,441	146,545
Shares redeemed	(89,321)	(499,314)
Net decrease in shares outstanding	(37,272)	(217,441)

See accompanying notes which are an integral part of these financial statements.

Symons Value Institutional Fund

Financial Highlights

(For a share outstanding during each period)

	For the Six		For the Years Ended November 30,
	Months
	Ended
	May 31, 2021
	(Unaudited)		2020	2019	2018	2017	2016
Selected Per Share Data:
Net asset value, beginning of period	$8.56		$9.55	$10.37	$11.70	$10.83	$11.07

Investment operations:
Net investment income	0.07		0.21	0.23	0.18	0.18	0.14
Net realized and unrealized gain (loss) on investments	1.07		(0.21)	0.53	0.08 (a)	1.09	0.19
Total from investment operations	1.14		—	0.76	0.26	1.27	0.33

Less distributions to shareholders from:
Net investment income	(0.08)		(0.22)	(0.22)	(0.18)	(0.17)	(0.14)
Net realized gains	—		(0.77)	(1.36)	(1.41)	(0.23)	(0.43)
Total distributions	(0.08)		(0.99)	(1.58)	(1.59)	(0.40)	(0.57)

Paid in capital from redemption fees	—		—	— (b)	— (b)	— (b)	— (b)
Net asset value, end of period	$9.62		$8.56	$9.55	$10.37	$11.70	$10.83
Total Return(c)	13.35	% (d)	(0.07)%	10.43%	2.35%	11.93%	3.05%

Ratios and Supplemental Data:
Net assets, end of period (000 omitted)	$12,810		$11,715	$15,136	$30,257	$72,984	$90,105
Ratio of net expenses to average net assets	0.97	% (e)	0.97%	1.06%	1.21%	1.21%	1.21%
Ratio of expenses to average net assets before waiver by Adviser	2.61	% (e)	2.52%	1.81%	1.43%	1.30%	1.30%
Ratio of net investment income to average net assets	1.38	% (e)	2.46%	2.28%	1.53%	1.49%	1.30%
Portfolio turnover rate	34	% (d)	75%	41%	76%	89%	83%

(a)	The amount shown for a share outstanding throughout the year does not accord with the change in aggregate gains and losses in the portfolio of securities during the year because of the timing of sales and purchases of fund shares in relation to fluctuating market values during the year.

(b)	Redemption fees resulted in less than $0.005 per share.

(c)	Total return represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of distributions.

(d)	Not annualized.

(e)	Annualized.

See accompanying notes which are an integral part of these financial statements.

Symons Value Institutional Fund
Notes to the Financial Statements
May 31, 2021 - (Unaudited)

NOTE 1. ORGANIZATION

The Symons Value Institutional Fund (the “Fund”) is registered under the Investment Company Act of 1940, as amended (“1940 Act”), as a diversified series of Unified Series Trust (the “Trust”) on November 13, 2006. The Trust is an open-end investment company established under the laws of Ohio by an Agreement and Declaration of Trust dated October 17, 2002 (the “Trust Agreement”). The Trust Agreement permits the Board of Trustees (the “Board”) to issue an unlimited number of shares of beneficial interest of separate series. The Fund is one of a series of funds currently authorized by the Board. The investment adviser to the Fund is Symons Capital Management, Inc. (the “Adviser”). The investment objective of the Fund is long-term capital appreciation.

The Fund currently offers one class of shares, and may offer additional classes of shares in the future. Class II shares were added by a prospectus effective February 25, 2019. The Board approved the conversion of the Fund’s Class I shares (the original class) into Class II shares, which took place after the close of business on March 27, 2019. Class II shares were not available for purchase until the conversion took place, and effective immediately after the conversion, the designation “Class II” was removed from the surviving share class. The share class conversion was not a taxable event for federal income tax purposes, and did not result in the recognition of gain or loss by converting shareholders. The performance of the original share class will continue to be reflected in the current performance of the Fund.

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

The Fund is an investment company and follows accounting and reporting guidance under Financial Accounting Standards Board Accounting Standards Codification (“ASC”) Topic 946, “Financial Services-Investment Companies.” The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”).

Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Federal Income Taxes – The Fund makes no provision for federal income or excise tax. The Fund has qualified and intends to qualify each year as a regulated investment company (“RIC”) under subchapter M of the Internal Revenue Code of 1986, as amended, by complying with the requirements applicable to RICs and by distributing substantially all of its taxable income. The Fund also intends to distribute sufficient net investment

Symons Value Institutional Fund
Notes to the Financial Statements (continued)
May 31, 2021 - (Unaudited)

income and net realized capital gains, if any, so that it will not be subject to excise tax on undistributed income and gains. If the required amount of net investment income or gains is not distributed, the Fund could incur a tax expense.

As of and during the six months ended May 31, 2021, the Fund did not have any liabilities for any unrecognized tax benefits. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations when incurred. During the period, the Fund did not incur any interest or penalties. Management of the Fund has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the previous three tax year ends and the interim tax period since then, as applicable) and has concluded that no provision for unrecognized tax benefits or expenses is required in these financial statements and does not expect this to change over the next twelve months.

Expenses – Expenses incurred by the Trust that do not relate to a specific fund of the Trust are allocated to the individual funds based on each fund’s relative net assets or another appropriate basis (as determined by the Board).

Security Transactions and Related Income – The Fund follows industry practice and records security transactions on the trade date for financial reporting purposes. The specific identification method is used for determining gains or losses for financial statements and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Distributions received from investments in real estate investment trusts (“REITs”) that represent a return of capital or capital gain are recorded as a reduction of the cost of investment or as a realized gain, respectively. The calendar year-end amounts of ordinary income, capital gains, and return of capital included in distributions received from the Fund’s investments in REITs are reported to the Fund after the end of the calendar year; accordingly, the Fund estimates these amounts for accounting purposes until the characterization of REIT distributions is reported. Estimates are based on the most recent REIT distributions information available. Withholding taxes on foreign dividends and related reclaims have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

Foreign Currency Translation – The accounting records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the current rate of exchange each business day to determine the value of investments, and other assets and liabilities. Purchases and sales of foreign securities, and income and expenses, are translated at the prevailing rate of exchange on the respective date of these transactions. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuation arising from changes in market prices of securities held. These fluctuations are included with the realized and unrealized

Symons Value Institutional Fund
Notes to the Financial Statements (continued)
May 31, 2021 - (Unaudited)

gain or loss from investments. Net realized gain (loss) on foreign currency translations on the Statement of Operations represents currency gains (losses) realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent amounts actually received or paid. The change in unrealized currency gains (losses) on foreign currency translations for the period is reflected in the Statement of Operations.

Dividends and Distributions – The Fund intends to distribute its net investment income and net realized long-term and short-term capital gains, if any, at least annually. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. The treatment for financial reporting purposes of distributions made to shareholders during the period from net investment income or net realized capital gains may differ from their ultimate treatment for federal income tax purposes. These differences are caused primarily by differences in the timing of the recognition of certain components of income, expense or realized capital gain for federal income tax purposes. Where such differences are permanent in nature, they are reclassified among the components of net assets based on their ultimate characterization for federal income tax purposes. Any such reclassifications will have no effect on net assets, results of operations or net asset value (“NAV”) per share of the Fund.

Redemption Fees – Prior to February 25, 2019, the Fund charged a 2.00% redemption fee for shares redeemed within 60 days of purchase. These fees were deducted from the redemption proceeds otherwise payable to the shareholder. The Fund retained the fee charged as an increase in paid-in capital and such fees became part of the Fund’s daily NAV calculation. Subsequent to February 25, 2019, shares are not subject to a redemption fee.

NOTE 3. SECURITIES VALUATION AND FAIR VALUE MEASUREMENTS

The Fund values its portfolio securities at fair value as of the close of regular trading on the NYSE (normally 4:00 p.m. Eastern time) on each business day the NYSE is open for business. Fair value is defined as the price that the Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. GAAP establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes.

Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk (the risk inherent in a particular valuation technique used to measure fair value including a pricing model and/or the risk inherent in the inputs to the valuation technique). Inputs may be observable or unobservable.

Symons Value Institutional Fund
Notes to the Financial Statements (continued)
May 31, 2021 - (Unaudited)

Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained and available from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

●	Level 1 – unadjusted quoted prices in active markets for identical investments and/or registered investment companies where the value per share is determined and published and is the basis for current transactions for identical assets or liabilities at the valuation date

●	Level 2 – other significant observable inputs (including, but not limited to, quoted prices for an identical security in an inactive market, quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

●	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments based on the best information available)

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy which is reported is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Equity securities that are traded on any stock exchange are generally valued at the last quoted sale price on the security’s primary exchange. Lacking a last sale price, an exchange-traded security is generally valued at its last bid price. Securities traded in the NASDAQ over-the-counter market are generally valued at the NASDAQ Official Closing Price. When using the market quotations and when the market is considered active, the security is classified as a Level 1 security. In the event that market quotations are not readily available or are considered unreliable due to market or other events, the Fund values its securities and other assets at fair value in accordance with policies established by and under the general supervision of the Board. Under these policies, the securities will be classified as Level 2 or 3 within the fair value hierarchy, depending on the inputs used.

Investments in mutual funds, including money market mutual funds, are generally priced at the ending NAV provided by the service agent of the mutual funds. These securities are categorized as Level 1 securities.

Symons Value Institutional Fund
Notes to the Financial Statements (continued)
May 31, 2021 - (Unaudited)

In accordance with the Trust’s valuation policies, the Adviser is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. No single method exists for determining fair value, because fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of a security being valued by the Adviser would be the amount that the Fund might reasonably expect to receive upon the current sale. Methods that are in accordance with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market prices of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods. Fair-value pricing is permitted if, in the Adviser’s opinion, the validity of market quotations appears to be questionable based on factors such as evidence of a thin market in the security based on a small number of quotations, a significant event occurs after the close of a market but before the Fund’s NAV calculation that may affect a security’s value, or the Adviser is aware of any other data that calls into question the reliability of market quotations.

The following is a summary of the inputs used to value the Fund’s investments as of May 31, 2021:

Valuation Inputs
Investments	Level 1	Level 2	Level 3	Total
Common Stocks (a)	$11,749,207	$—	$—	$11,749,207
Money Market Funds	1,057,228	—	—	1,057,228
Total	$12,806,435	$—	$—	$12,806,435

(a)	Refer to Schedule of Investments for sector classifications.

The Fund did not hold any investments at the end of the reporting period for which significant unobservable inputs (Level 3) were used in determining fair value; therefore, no reconciliation of Level 3 securities is included for this reporting period.

NOTE 4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES AND OTHER SERVICE PROVIDERS

The Adviser, under the terms of the management agreement (the “Agreement”), manages the Fund’s investments subject to approval of the Board. As compensation for its management services, the Fund is obligated to pay the Adviser a fee computed and accrued daily and paid monthly, at an annual rate of 0.90% of the average daily net assets of the Fund.

The Adviser contractually has agreed to waive its management fee and/or reimburse expenses so that total annual Fund operating expenses, excluding portfolio transaction and other investment-related costs (including brokerage fees and commissions); taxes;

Symons Value Institutional Fund
Notes to the Financial Statements (continued)
May 31, 2021 - (Unaudited)

borrowing costs (such as interest and dividend expenses on securities sold short); acquired fund fees and expenses; fees and expenses associated with investments in other collective investment vehicles or derivative instruments (including for example option and swap fees and expenses); expenses incurred in connection with any merger or reorganization; extraordinary expenses (such as litigation expenses, indemnification of Trust officers and Trustees and contractual indemnification of Fund service providers); and other expenses that the Trustees agree have not been incurred in the ordinary course of the Fund’s business, do not exceed 0.97% of the Fund’s average daily net assets through March 31, 2030. This expense cap may not be terminated prior to this date except by the Board of Trustees. For the six months ended May 31, 2021, the Adviser earned a fee of $54,639 from the Fund. For the six months ended May 31, 2021, the Adviser waived fees and reimbursed expenses of $99,945. At May 31, 2021, the Adviser owed the Fund $7,145.

Each waiver/expense payment by the Adviser is subject to recoupment by the Adviser from the Fund in the three years following the date the particular waiver/expense payment occurred, but only if such recoupment can be achieved without exceeding the annual expense limitation in effect at the time of the waiver/expense payment and any expense limitation in effect at the time of the recoupment. As of May 31, 2021, the Adviser may seek repayment of investment advisory fees waived and expense reimbursements no later than:

November 30, 2021	$58,764
November 30, 2022	178,086
November 30, 2023	198,162
May 31, 2024	99,945

Ultimus Fund Solutions, LLC (“Ultimus”) provides administration, fund accounting and transfer agent services to the Fund. The Fund pays Ultimus fees in accordance with the agreements for such services.

Northern Lights Compliance Services, LLC (“NLCS”), an affiliate of Ultimus, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives fees from the Fund, which are approved annually by the Board. Prior to April 1, 2021, Ultimus provided certain compliance services and Buttonwood Compliance Partners provided the Chief Compliance Officer to the Trust.

Under the terms of a Distribution Agreement with the Trust, Ultimus Fund Distributors, LLC (the “Distributor”) serves as principal underwriter to the Fund. The Distributor is a wholly-owned subsidiary of Ultimus. The Distributor is compensated by the Adviser (not the Fund) for acting as principal underwriter.

Symons Value Institutional Fund
Notes to the Financial Statements (continued)
May 31, 2021 - (Unaudited)

Officers (except for the Chief Compliance Officer) and a Trustee of the Trust are also employees of Ultimus and such persons are not paid by the Fund for serving in such capacities.

The Board supervises the business activities of the Trust. Each Trustee serves as a trustee until termination of the Trust unless the Trustee dies, resigns, retires, or is removed. The Chairman of the Board and more than 75% of the Trustees are “Independent Trustees,” which means that they are not “interested persons” as defined in the 1940 Act. Each Independent Trustee of the Trust receives annual compensation of $2,510 per fund from the Trust, except that the Chairman of the Audit Committee, the Chairman of the Governance & Nominating Committee, and the Chairman of the Pricing & Liquidity Committee each receives annual compensation of $2,960 per fund from the Trust, and the Independent Chairman of the Board receives $3,160 per fund from the Trust. Independent Trustees also receive $1,000 for attending each special in-person meeting and $250 for special telephonic meetings. Prior to January 1, 2021, these fees were $2,290 for non-chairmen and $2,740 for all chairmen. In addition, the Trust reimburses Independent Trustees for out-of-pocket expenses incurred in conjunction with attendance at meetings.

The Trust, with respect to the Fund, has adopted an Administrative Services Plan pursuant to which the Fund may pay an annual fee of up to 0.10% of the Fund’s average daily net assets to financial intermediaries that provide administrative services to shareholders pursuant to a written agreement with the Fund or the Distributor. Alternatively, the Fund may reimburse the Adviser for compensating those intermediaries. Financial intermediaries eligible to receive payments under the Administrative Services Plan include mutual fund supermarkets and other platforms sponsored by any 401(k) plan, bank, trust company or broker-dealer that has entered into an agreement with the Fund or the Fund’s distributor to sell the Fund’s shares. For the six months ended May 31, 2021, the Fund incurred Administrative Service fees of $6,071. At May 31, 2021, $5,543 was owed to the Adviser pursuant to the Administrative Services Plan.

NOTE 5. PURCHASES AND SALES OF SECURITIES

For the six months ended May 31, 2021, purchases and sales of investment securities, other than short-term investments, were $3,703,622 and $3,975,575, respectively.

There were no purchases or sales of long-term U.S. government obligations during the six months ended May 31, 2021.

Symons Value Institutional Fund
Notes to the Financial Statements (continued)
May 31, 2021 - (Unaudited)

NOTE 6. FEDERAL TAX INFORMATION

At May 31, 2021, the net unrealized appreciation (depreciation) and tax cost of investments for tax purposes was as follows:

Gross unrealized appreciation	$2,233,857
Gross unrealized depreciation	(256,425)
Net unrealized appreciation/(depreciation) on investments	$1,977,432
Tax cost of investments	$10,829,003

The tax character of distributions paid for the fiscal year ended November 30, 2020, the Fund’s most recent fiscal year end, was as follows:

Distributions paid from:
Ordinary income(a)	$870,246
Long-term capital gains	684,673
Total distributions paid	$1,554,919

(a)	Short-term capital gain distributions are treated as ordinary income for tax purposes.

At November 30, 2020, the components of accumulated earnings (deficit) on a tax basis were as follows:

Undistributed ordinary income	$41,948
Accumulated capital and other losses	(217,526)
Unrealized appreciation on investments	809,975
Total accumulated earnings	$634,397

As of November 30, 2020, the Fund had short-term and long-term capital loss carryforwards of $176,307 and $41,219, respectively. These capital loss carryforwards, which do not expire, may be utilized in future years to offset net realized capital gains, if any, prior to distributing such gains to shareholders. During the fiscal year ended November 30, 2020, the Fund did not utilize any capital loss carryforwards.

NOTE 7. COMMITMENTS AND CONTINGENCIES

The Trust indemnifies its officers and Trustees for certain liabilities that may arise from their performance of their duties to the Trust or the Fund. Additionally, in the normal course of business, the Trust enters into contracts that contain a variety of representations and warranties which provide general indemnifications. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred.

Symons Value Institutional Fund
Notes to the Financial Statements (continued)
May 31, 2021 - (Unaudited)

NOTE 8. SUBSEQUENT EVENTS

Management of the Fund has evaluated the need for disclosures and/or adjustments resulting from subsequent events through the date at which these financial statements were issued. Based upon this evaluation, management has determined there were no items requiring adjustment of the financial statements or additional disclosure.

Summary of Fund Expenses (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction and (2) ongoing costs, including management fees and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from December 1, 2020 through May 31, 2021.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line of the table below is useful in comparing ongoing costs only and will not help you determine the relative costs of owning different funds. In addition, if transaction costs were included, your costs would have been higher.

	Beginning	Ending
	Account	Account	Expenses
	Value	Value	Paid	Annualized
	December 1,	May 31,	During	Expense
	2020	2021	Period(a)	Ratio
Actual	$1,000.00	$1,133.50	$5.16	0.97%
Hypothetical(b)	$1,000.00	$1,020.09	$4.89	0.97%

(a)	Expenses are equal to the Fund’s annualized expense ratios, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

(b)	Hypothetical assumes 5% annual return before expenses.

Investment Advisory Agreement Renewal (Unaudited)

The Symons Value Institutional Fund (the “Fund”) is a series of Unified Series Trust (the “Trust”). The Trust’s Board of Trustees (the “Board”) oversees the management of the Fund and, as required by law, has considered the approval of the continuance of the Fund’s management agreement with its investment adviser, Symons Capital Management, Inc. (“Symons”).

The Board requested and evaluated all information that the Trustees deemed reasonably necessary under the circumstances in connection with the approval of the continuance of the management agreement.

The Trustees held a teleconference on May 12, 2021 to review and discuss materials compiled by Ultimus Fund Solutions, LLC, the Trust’s administrator, with regard to the management agreement between the Trust and Symons. At the Trustees’ quarterly meeting held in May 2021, the Board interviewed certain executives of Symons, including Symons’ Chairman and Founder, its Co-Chief Executive Officer and Chief Operating Officer, and its Co-Chief Executive Officer and Chief Compliance Officer. After discussion, the Trustees, including the Trustees who are not “interested persons” (as that term is defined in the Investment Company Act of 1940) of the Trust or Symons (the “Independent Trustees”), approved the continuance of the management agreement between the Trust and Symons for an additional year. The Trustees’ approval of the continuance of the Fund’s management agreement was based on a consideration of all the information provided to the Trustees, and was not the result of any single factor. Some of the factors that figured particularly in the Trustees’ deliberations are described below, although individual Trustees may have evaluated this information differently, ascribing different weights to various factors.

(i) The Nature, Extent, and Quality of Services. The Trustees reviewed and considered information regarding the nature, extent, and quality of services that Symons provides to the Fund, which include, but are not limited to, providing a continuous investment program for the Fund, adhering to the Fund’s investment restrictions, complying with the Trust’s policies and procedures, and voting proxies on behalf of the Fund. The Trustees noted that Symons is forward-looking and macro-thinking, manages the portfolio for long-term results and deeply believe in their strategy. They considered the compliance review performed by the Trust’s compliance team, noting Symons has a good compliance team and that the compliance policies and procedures, as well as reporting are up to date and reasonably designed. The Trustees considered the qualifications and experience of Symon’s portfolio managers who are responsible for the day-to-day management of the Fund’s portfolio, as well as the qualifications and experience of the other individuals at Symons who provide services to the Fund. The Trustees concluded that they were satisfied with the consistent nature, extent, and quality of investment management services provided by Symons to the Fund.

(ii) Fund Performance. The Trustees next reviewed and discussed the Fund’s performance for periods ended March 31, 2021. The Trustees observed that the Fund had underperformed its benchmark, the S&P 500 Index, for the one-, three-, five-, and ten-year periods, and that it underperformed its secondary benchmark, the S&P 500 Value Index, for the one-year, three-year, five-year, and ten-year periods. The Trustees noted that the Fund had also underperformed the average and median return of its Morningstar Large Value Category over the same periods; but also the uniqueness of the Fund, its low volatility and intelligent risk management. The Trustees considered Symons’ explanation that the Fund is performing as intended and that it is positioned to preserve capital rather than capturing upside volatility.

Investment Advisory Agreement Renewal (Unaudited)

The Trustees also considered information about the Fund’s performance against a composite of other accounts managed by Symons using a substantially similar strategy for the one-year, three-year, five-year and ten-year periods. The Trustees recognized that the Fund slightly outperformed the composite over all periods. The Trustees noted Symon’s explanation that the differences in performance were a result of variance in cash flows, tax and other compliance considerations related to the management of a diversified mutual fund. On the whole, the Trustees concluded that the Fund’s performance was acceptable and that the Fund is performing as intended given the current market environment.

(iii) Fee Rate and Profitability. The Trustees noted that the Fund’s gross management fee and total net expenses were above the median and average for funds in its Morningstar Large Value Category. The Trustees also considered a profitability analysis prepared by Symons, which showed that Symons is not earning a profit from managing the Fund.

The Trustees also considered that Symons has agreed to waive its management fee and/or reimburse expenses of the Fund through March 31, 2030 to the extent that its total annual operating expenses (excluding certain expenses) exceed 0.97%. The Trustees also considered information from Symons regarding its fee schedule for separate accounts managed using a similar strategy and noted that the Fund’s management fee is less than the management fee charged to these separate accounts and its total net expenses, after waivers, are less than the net expenses of the separate accounts.

The Trustees recalled their review of the Fund’s Administrative Services Plan at their February meeting and considered other potential benefits that Symons may receive in connection with its management of the Fund, and noted Symons’ representation that it does not enter into soft dollar arrangements on behalf of the Fund. After considering the above information, the Trustees concluded that the current management fee for the Fund represents reasonable compensation in light of the nature and quality of Symons’ services to the Fund and the fees paid by competitive mutual funds, further noting that Symons’ is not profitable providing advisory services to the Fund.

(iv) Economies of Scale. In determining the reasonableness of the management fee, the Trustees also considered the extent to which Symons will realize economies of scale as the Fund grows larger. The Trustees concluded that, in light of the size of the Fund and Symons’ level of profitability in managing the Fund, it does not appear that Symons is realizing benefits from economies of scale in managing the Fund to such an extent that breakpoints should be implemented at this time.

Rev. January 2020

FACTS	WHAT DOES SYMONS VALUE INSTITUTIONAL FUND (THE “FUND”) DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depend on the product or service you have with us. This information can include:

■    Social Security number

■    account balances and account transactions

■    transaction or loss history and purchase history

■    checking account information and wire transfer instructions

When you are no longer our customer, we continue to share your information as described in this notice.

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons the Funds choose to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does the Fund share?
For our everyday business purposes— such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes
For our marketing purposes— to offer our products and services to you	No
For joint marketing with other financial companies	No
For our affiliates’ everyday business purposes— information about your transactions and experiences	No
For our affiliates’ everyday business purposes— information about your creditworthiness	No
For nonaffiliates to market to you	No

Questions?	Call (877) 679-6667

Who we are
Who is providing this notice?	Symons Value Institutional Fund Ultimus Fund Distributors, LLC (Distributor) Ultimus Fund Solutions, LLC (Administrator)
What we do
How does the Fund protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings. Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.
How does the Fund collect my personal information?

We collect your personal information, for example, when you

■    open an account or deposit money

■    buy securities from us or sell securities to us

■    make deposits or withdrawals from your account

■    give us your account information

■    make a wire transfer

■    tell us who receives the money

■    tell us where to send the money

■    show your government-issued ID

■    show your driver’s license

Why can’t I limit all sharing?

Federal law gives you the right to limit only

■    sharing for affiliates’ everyday business purposes — information about your creditworthiness

■    affiliates from using your information to market to you

■    sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates

Companies related by common ownership or control. They can be financial and nonfinancial companies.

■    Symons Capital Management, Inc., the investment adviser to the Fund, could be deemed to be an affiliate.

Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ■ The Fund does not share your personal information with nonaffiliates so they can market to you
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ■ The Fund does not jointly market.

PROXY VOTING

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities and information regarding how the Fund voted those proxies during the most recent twelve month period ended June 30, are available (1) without charge upon request by calling the Fund at (877) 679-6667 and (2) in Fund documents filed with the Securities and Exchange Commission (“SEC”) on the SEC’s website at www.sec.gov.

TRUSTEES

Kenneth G.Y. Grant, Chairman

David R. Carson

Daniel J. Condon

Gary E. Hippenstiel

Stephen A. Little

Ronald C. Tritschler

OFFICERS

David R. Carson, President

Martin R. Dean,

Vice President/Chief Compliance Officer

Zachary P. Richmond,

Treasurer and Chief Financial Officer

Lynn E. Wood, Assistant Chief

Compliance Officer

INVESTMENT ADVISER

Symons Capital Management, Inc.

650 Washington Road, Suite 800

Pittsburgh, PA 15228

DISTRIBUTOR

Ultimus Fund Distributors, LLC

225 Pictoria Drive, Suite 450

Cincinnati, OH 45246

INDEPENDENT REGISTERED PUBLIC

ACCOUNTING FIRM

Cohen & Company, Ltd.

151 N Franklin Street, Suite 575

Chicago, IL 60606

LEGAL COUNSEL

Thompson Hine LLP

312 Walnut Street, 20th Floor

Cincinnati, OH 45202

CUSTODIAN

Huntington National Bank

41 South High Street

Columbus, OH 43215

ADMINISTRATOR, TRANSFER AGENT

AND FUND ACCOUNTANT

Ultimus Fund Solutions, LLC

225 Pictoria Drive, Suite 450

Cincinnati, OH 45246

This report is intended only for the information of shareholders or those who have received the Fund’s prospectus which contains information about the Fund’s management fee and expenses. Please read the prospectus carefully before investing.

Distributed by Ultimus Fund Distributors, LLC

Member FINRA/SIPC

SYMONS-SAR-21

(b)	Not applicable.

Item 2. Code of Ethics. NOT APPLICABLE – disclosed with annual report

Item 3. Audit Committee Financial Expert. NOT APPLICABLE- disclosed with annual report

Item 4. Principal Accountant Fees and Services. NOT APPLICABLE – disclosed with annual report

Item 5. Audit Committee of Listed Companies. NOT APPLICABLE – applies to listed companies only

Item 6. Schedule of Investments. Schedule filed with Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies. NOT APPLICABLE – applies to closed-end funds only

Item 8. Portfolio Managers of Closed-End Investment Companies. NOT APPLICABLE – applies to closed-end funds only

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers. NOT APPLICABLE – applies to closed-end funds only

Item 10. Submission of Matters to a Vote of Security Holders.

The registrant has not adopted procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a)       Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “Act”)) as of a date within 90 days of the filing date of this report, the registrant’s principal executive officer and principal financial officer have concluded that such disclosure controls and procedures are reasonably designed and are operating effectively to ensure that material information relating to the registrant is made known to them by others within those entities, particularly during the period in which this report is being prepared, and that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported on a timely basis.

(b)       There were no significant changes in the registrant’s internal control over financial reporting that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Investment Companies.

Not Applicable.

Item 13. Exhibits.

(a)(1) Not Applicable – filed with annual report

(a)(2)	Certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes- Oxley Act of 2002 and required by Rule 30a-2under the Investment Company Act of 1940 are filed herewith.

(a)(3) Not Applicable – there were no written solicitations to purchase securities under Rule 23c-1 during the period

(b)	Certification pursuant to 18 U.S.C. Section 1350, as adopted pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 is filed herewith

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Unified Series Trust

By _____/s/ David R. Carson____

David R. Carson, President

Date __7/30/2021__________

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By _____/s/ David R. Carson____

David R. Carson, President

Date __7/30/2021__________

By ____/s/ Zachary P. Richmond ____

Zachary P. Richmond, Treasurer

Date __7/30/2021__________